Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2024
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 20 – SUPPLEMENTAL CASH FLOW INFORMATION

Set out below are non-cash investing and financing activities during the six months ended June 30, 2024 and 2023:

Non-cash investing and financing activities:

	Six Months Ended
	2024	2023
Reallocation of opening deficit to reserve	€-	€(1,028,578)
Recognition of right-of-use assets from lease modification	€41,946	€(1,028,578)

During the six months ended June 30, 2024 and 2023, the Company paid interest of € 60,065 and €158,321 and income taxes of €252 and €0, respectively.